Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax (Income)/ Expense [Abstract]
Summary of income tax (Income)/Expense
	Year ended December 31,
	2018	2017	2016
PRC enterprises income tax:
Current tax	-	-	53,790
Deferred tax	(5,422,119)	(4,598,061)	(3,779,923)
	(5,422,119)	(4,598,061)	(3,726,133)

Summary of tax charge
	Year ended December 31,
	2018	2017	2016
(Loss)/profit before tax	(23,390,717)	(19,413,657)	(15,628,820)
Tax calculated at domestic tax rates applicable to profits in PRC (2018, 2017, and 2016: 25%)	(5,847,679)	(4,853,414)	(3,907,205)
Tax effect of tax loss of tax exempt entities	425,560	255,354	181,072
Tax charge for the year	(5,422,119)	(4,598,061)	(3,726,133)

Summary of deferred tax balances
	2018		2017		2016
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	38,761,131	9,924,944	20,737,366	4,879,652	5,617,674	1,340,268
Bad Debt provisions charged to profit or loss	-	-	-	-	331,196	82,799
Impairment charged to profit or loss	13,507,681	3,376,920	101,256	25,314	11,649,038	2,912,259
Tax loss of the year	8,376,918	2,094,230	17,922,508	4,480,627	3,139,458	784,865
Effect of translation	-	(707,265)	-	539,351	-	(240,539)
End of the year	60,645,730	14,688,829	38,761,130	9,924,944	20,737,366	4,879,652